Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Schedule of Stock Options Activity
The following table summarizes stock option activity of employees and directors for the year ended December 31, 2019.

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at January 1, 2019	291,584	$14.36
Granted	—	$—
Exercised	(15,584)	$8.59
Expired/terminated	(5,324)	$8.59
Outstanding at December 31, 2019:	270,676	$14.80	7.2	$2,822,610
Exercisable at December 31, 2019:	106,577	$11.75	6.7	$1,437,151

* The data above did not give retrospectively adjustment for the assumed stock dividend declared in January 2020.